Separate Accounts and Annuity Product Guarantees (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Guaranteed Minimums

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2015			2014
	Account value	Net amount at risk	Weighted age (years)	Account value	Net amount at risk	Weighted age (years)
GMDB:
Return of premium	$22,106,973	144,789	63.4	$22,885,613	38,798	62.9
Ratchet and return of premium	4,799,853	265,614	67.1	5,297,482	70,239	66.5
Ratchet and rollup	3,756,726	590,255	70.2	4,413,506	417,237	69.6
Ratchet and earnings protection rider	3,006	1,105	83.2	3,960	1,443	81.0
Reset	88,037	1,422	75.7	102,983	677	74.8
Earnings protection rider	244,262	21,146	68.1	282,696	27,661	67.3

Total	$30,998,857	1,024,331		$32,986,240	556,055

GMIB:
Return of premium	$103,455	390	71.7	$123,495	809	71.0
Ratchet and return of premium	2,128,810	39,990	69.4	2,589,470	6,775	68.4
Ratchet and rollup	4,921,715	894,936	66.7	5,801,655	637,535	65.9

Total	$7,153,980	935,316		$8,514,620	645,119

GMAB:
Five years	$3,125,235	75,278	68.8	$3,858,091	13,503	67.9
Ten years	3,144	1	81.2	4,231	16	80.0
Target date retirement-7 year	685,742	26,416	63.2	791,444	4,733	62.4
Target date retirement-10 year	271,947	17,557	59.8	295,251	1,457	58.9
Target date with management levers	3,361,471	189,196	61.3	3,583,692	28,717	60.5

Total	$7,447,539	308,449		$8,532,709	48,426

GMWB:
No living benefit	$689,570	—	68.5	$620,033	—	68.8
Life benefit with optional reset	951,084	182,920	68.1	1,086,720	123,933	67.4
Life benefit with automatic reset	1,498,005	205,492	64.4	1,661,153	97,192	63.6
Life benefit with 8% rollup	30,070	6,520	69.1	34,001	3,691	68.3
Life benefit with 10% rollup	1,138,409	338,886	63.8	1,248,797	219,842	63.0
Life benefit with management levers	11,283,267	2,054,036	60.7	11,304,113	936,479	60.2

Total	$15,590,405	2,787,854		$15,954,817	1,381,137

Variable Annuity Account Balances Invested In Separate Account

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2015	2014
Mutual funds:
Bond	$3,447,255	3,712,198
Domestic equity	14,225,576	15,438,301
International equity	1,473,393	1,807,570
Specialty	8,362,991	9,062,822

Total mutual funds	27,509,215	30,020,891
Money market funds	655,648	677,571
Other	78,260	90,909

Total	$28,243,123	30,789,371

Summary of Liabilities for Variable Contract Guarantees

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in Account balances and future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2013	$67,937	166,333	107,973	45,772	388,015
Incurred guaranteed benefits	28,860	(8,003)	166,427	1,445,508	1,632,792
Paid guaranteed benefits	(10,375)	(5,551)	(9,543)	—	(25,469)

Balance as of December 31, 2014	86,422	152,779	264,857	1,491,280	1,995,338
Incurred guaranteed benefits	24,238	34,835	122,095	679,259	860,427
Paid guaranteed benefits	(13,633)	(11,149)	(12,095)	—	(36,877)

Balance as of December 31, 2015	$97,027	176,465	374,857	2,170,539	2,818,888